Cash and Short-Term Deposits - Schedule of Cash and Short-Term Deposits (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Cash and Short-Term Deposits [Abstract]
Cash	RM 12,308,382	$ 3,013,953	RM 9,161,045
Pledged Deposits	1,708,868	418,450	1,700,892
Total	RM 14,017,250	$ 3,432,403	RM 10,861,937